Income Taxes - current and deferred portions of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income taxes
Current income tax expense	$ 0	¥ 0	¥ 0	¥ 0
Deferred tax expense	$ 0	¥ 0	¥ 0	¥ 0